Related Parties (Details) - Schedule of Related Party - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total from related parties		$ 8	$ 89
Due from Illumigyn [Member]
Related Party Transaction [Line Items]
Total from related parties		17	48
Due from Wellsense Technologies Ltd. [Member]
Related Party Transaction [Line Items]
Total from related parties		(13)	10
Due from Six-Eye Interactive [Member]
Related Party Transaction [Line Items]
Total from related parties		4	21
Due from Six AI ltd. [Member]
Related Party Transaction [Line Items]
Total from related parties			8
Due from Musashi [Member]
Related Party Transaction [Line Items]
Total from related parties	[1]		$ 2

[1]	From 2023 Musashi is no longer a related party